Consolidated statement of changes in equity - USD ($) $ in Millions		Total		Total		Share capital		Treasury shares		Share premium		Retained profits [3]	Other reserves		Non- controlling interests
Number of shares outstanding at beginning of period at Dec. 31, 2021						101,739,217	[1]	1,538,000
Equity, beginning of period at Dec. 31, 2021		$ 2,740		$ 2,583		$ 153	[2]	$ (60)		$ 476	[2]	$ 2,609	$ (594)	[2]	$ 157
Total comprehensive income/ (loss) for the year		155		204								177	27	[2]	(49)
Effects of rights offering (in shares)	[1],[2]					70,357,000
Effects of rights offering	[2]	717		717		$ 106				611
Purchase of treasury shares	[2]	(2)													(2)
Purchase of treasury shares (in shares)	[2]							(93,000)
Purchase of treasury shares	[2]	(3)		(3)				$ (4)				1
Share based compensation	[2]	26		25									25		1
Issuance of shares under share-based payment schemes (in shares)								419,000
Issuance of shares under share-based payment schemes		1		1				$ 16		(2)	[2]	4	(17)	[2]
Effect of the buy-out of non-controlling interests in Panama	[4]	0		78								78			(78)
Number of shares, end of period (in shares) at Dec. 31, 2022						172,096,305	[1]	1,213,000
Equity, end of period at Dec. 31, 2022		3,634		3,605		$ 258	[2]	$ (47)		1,085	[2]	2,868	(559)	[2]	29
Total comprehensive income/ (loss) for the year		(223)		(35)								(82)	47	[2]	(188)
Transfer to legal reserve		0	[2]	0	[2]							(2)	2	[2]
Purchase of treasury shares (in shares)	[5]							(604,000)
Purchase of treasury shares	[5]	(10)		(10)				$ (18)				7
Share based compensation	[2]	52		50									50		1
Issuance of shares under share-based payment schemes (in shares)								1,447,000
Issuance of shares under share-based payment schemes		1		1				$ 57		(9)	[2]	(7)	(40)	[2]
Effect of the buy-out of non-controlling interests in Panama		(1)		(1)								(1)
Put Option reserve	[6]	(81)		(81)								(81)
Capital injection in subsidiary	[6]	74													74
Number of shares, end of period (in shares) at Dec. 31, 2023						172,096,000	[1]	370,000
Equity, end of period at Dec. 31, 2023		3,445		3,529		$ 258	[2]	$ (8)		1,076	[2]	2,703	(500)	[2]	(84)
Total comprehensive income/ (loss) for the year		280		250								253	(3)	[2]	30
Dividends	[7]	(173)		(172)								(172)			(1)
Transfer to legal reserve		$ 0		0	[2]							(8)	8	[2]
Purchase of treasury shares (in shares)		(2,983,320)						(3,451,000)	[5]
Purchase of treasury shares	[5]	$ (72)		(72)				$ (73)				1
Share based compensation	[2]	50		49									49		1
Share based cancellation		(35)		(35)									(35)	[2]
Issuance of shares under share-based payment schemes (in shares)								1,963,000
Issuance of shares under share-based payment schemes		1		1				$ 38		(12)	[2]	24	(50)	[2]
Put Option reserve	[6]	79		79								79
Number of shares, end of period (in shares) at Dec. 31, 2024						172,096,000	[1]	1,857,000
Equity, end of period at Dec. 31, 2024		$ 3,574		$ 3,628		$ 258	[2]	$ (43)		$ 1,064	[2]	$ 2,881	$ (531)	[2]	$ (54)

[1]	The authorized share capital amounts to $300 million divided into 200 million shares with a par value of $1.50 each following the extraordinary general meeting held on February 28, 2022.
[2]	Share capital, share premium (including the effects of rights offering) and other reserves (including share-based compensation) – see note C.1.
[3]	Retained profits – includes profit for the year attributable to equity holders, of which $562 million (2023: $491 million; 2022: $472 million) are not distributable to equity holders.
[4]	See note A.1.2..
[5]	During the year ended December 31, 2024, Millicom repurchased 2,983,320 shares for a total amount of $63 million and withheld approximately 467,247 shares for the settlement of tax obligations on behalf of employees under share-based compensation plans (2023: 320,985; 2022: 93,413)
[6]	See note C.7.4.
[7]	On November 29, 2024, Millicom' Board has approved an interim dividend of $1.00 per share (or its equivalent in SEK per SDR) for approximately $172 million paid on January 10, 2025.